Schedule of Investments (unaudited) June 30, 2019	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.4%

Australia — 8.6%
Adelaide Brighton Ltd.	94,255	$267,807
AGL Energy Ltd.	16,920	237,954
Altium Ltd.	20,070	484,475
Ansell Ltd.	116,134	2,192,838
APA Group	3,058	23,190
Aristocrat Leisure Ltd.	209,075	4,519,403
Aurizon Holdings Ltd.	10,197	38,710
AusNet Services	342,116	450,863
Australia & New Zealand Banking Group Ltd.	97,058	1,926,538
Beach Energy Ltd.	27,204	38,260
Bendigo & Adelaide Bank Ltd.	16,550	134,708
BHP Billiton Ltd.	300,222	8,727,024
BHP Group PLC	98,458	2,518,009
Charter Hall Group	86,794	660,929
CIMIC Group Ltd.	56,481	1,776,071
Coca-Cola Amatil Ltd.	38,423	275,840
Cochlear Ltd.	16,885	2,458,386
Commonwealth Bank of Australia	33,634	1,957,114
Computershare Ltd.	33,908	386,711
Crown Resorts Ltd.	18,559	162,214
CSL Ltd.	26,609	4,029,239
CSR Ltd.	411,230	1,131,196
Domino’s Pizza Enterprises Ltd.	8,571	226,513
Downer EDI Ltd.	8,210	39,937
Ensogo Ltd.(a)(b)	122,284	1
Fortescue Metals Group Ltd.	89,031	566,200
Goodman Group	245,997	2,600,134
GPT Group	57,783	249,672
IDP Education, Ltd.	39,010	485,061
Insurance Australia Group Ltd.	3,846	22,330
JB Hi-Fi, Ltd.	935	16,983
Macquarie Group Ltd.	62,751	5,535,021
Magellan Financial Group Ltd.	59,909	2,150,766
Medibank Pvt. Ltd.	325,246	798,059
Metcash Ltd.	35,418	64,059
National Australia Bank Ltd.	87,346	1,640,715
Orica Ltd.	5,865	83,565
Perpetual, Ltd.	1,042	30,958
Platinum Asset Management Ltd.	83,763	285,789
Qantas Airways Ltd.	424,793	1,612,041
QBE Insurance Group Ltd.	287,391	2,390,854
REA Group Ltd.	18,019	1,217,236
Rio Tinto Ltd.	70,598	5,169,556
Rio Tinto PLC	32,927	2,037,961
Scentre Group	273,600	738,386
SEEK Ltd.	12,021	178,924
Sonic Healthcare Ltd.	19,534	372,200
Spark Infrastructure Group	224,016	382,340
Stockland	100,359	294,257
Sydney Airport	331,873	1,874,913
Tabcorp Holdings Ltd.	30,119	94,104
Telstra Corp. Ltd.	119,302	322,605
Treasury Wine Estates Ltd.	58,190	611,140
Vicinity Centres	140,360	241,660
Wesfarmers Ltd.	68,087	1,730,785
Westpac Banking Corp.	14,780	294,569
Woodside Petroleum Ltd.	33,819	867,409
Woolworths Group Ltd.	136,969	3,198,390

		72,822,572

Austria — 0.4%
Erste Group Bank AG	31,490	1,167,781
Telekom Austria AG	4,835	36,506
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,163	645,220
Wienerberger AG	75,511	1,863,239

		3,712,746

Security	Shares	Value

Belgium — 0.7%
Groupe Bruxelles Lambert SA	2,470	$242,680
KBC Group NV	13,290	872,161
Solvay SA(c)	3,896	404,602
UCB SA	55,291	4,588,580

		6,108,023

Denmark — 1.8%
AP Moller - Maersk A/S, Class B	85	105,767
Carlsberg A/S, Class B	23,860	3,166,157
DSV A/S	51,122	5,033,983
Genmab A/S(a)	3,588	659,753
GN Store Nord A/S	26,778	1,251,805
H Lundbeck A/S	31,033	1,229,193
Novo Nordisk A/S, Class B	10,299	526,044
Rockwool International A/S, B Shares	249	63,703
Royal Unibrew A/S	9,842	719,506
SimCorp A/S	15,559	1,506,144
Topdanmark A/S	3,520	198,657
Tryg A/S	19,606	637,988

		15,098,700

Finland — 1.7%
Huhtamaki Oyj	2,521	103,681
Kesko Oyj, B Shares	25,577	1,422,770
Kone OYJ, Class B	128,281	7,575,421
Metso Oyj	1,337	52,619
Neste Oyj	8,825	300,028
Nordea Bank Abp	113,461	823,862
UPM-Kymmene Oyj	11,921	317,183
Valmet OYJ	173,939	4,339,315

		14,934,879

France — 10.8%
Air Liquide SA	31,974	4,472,153
Arkema SA	22,874	2,126,468
AXA SA	20,136	528,806
Bouygues SA	22,193	821,874
Bureau Veritas SA	14,089	347,757
Capgemini SE	24,940	3,100,869
Christian Dior SE	12,063	6,326,033
Cie Generale des Etablissements Michelin SCA	11,791	1,490,872
Compagnie de Saint-Gobain(c)	8,302	324,191
Covivio	586	61,337
Dassault Aviation SA	433	622,349
Dassault Systemes SE	30,644	4,887,881
Edenred	93,652	4,772,928
Engie SA	210,608	3,193,554
Faurecia SA	21,065	977,034
Gaztransport Et Technigaz SA	11,227	1,126,199
Hermes International	664	478,677
Ipsen SA	6,773	923,808
Kering SA	10,789	6,367,917
Korian SA	6,445	245,155
Lagardere SCA	32,620	849,846
L’Oreal SA	38,290	10,886,927
LVMH Moet Hennessy Louis Vuitton SE	20,566	8,743,133
Nexity SA	2,364	102,155
Orange SA	151,824	2,394,736
Pernod Ricard SA	22,296	4,106,399
Peugeot SA	6,517	160,399
Publicis Groupe SA	1,822	96,167
Rexel SA	52,107	661,361
Rubis SCA	12,555	706,903
Sanofi	28,769	2,486,284
Sartorius Stedim Biotech	15,861	2,501,013
Schneider Electric SE	79,844	7,224,517
SCOR SE	3,343	146,553
Sodexo SA	432	50,498

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Sopra Steria Group	289	$33,675
Teleperformance	802	160,686
Television Francaise 1	11,041	116,257
TOTAL SA	73,209	4,106,570
Ubisoft Entertainment SA(a)	5,828	455,800
Veolia Environnement SA	45,821	1,115,760
Vinci SA	2,804	286,360
Vivendi SA	41,442	1,137,280
Wendel SA	1,213	165,365
Worldline SA(a)(d)	316	22,959

		91,913,465

Germany — 8.4%
adidas AG	20,164	6,238,140
Allianz SE, Registered Shares	38,623	9,314,952
alstria office REIT-AG	32,878	532,371
Bayer AG, Registered Shares	31,232	2,166,261
Beiersdorf AG	578	69,306
CANCOM SE	2,188	116,136
Carl Zeiss Meditec AG	5,604	552,725
CompuGroup Medical SE	12,025	971,155
CTS Eventim AG & Co. KGaA(c)	18,264	849,214
Deutsche Boerse AG	28,475	4,019,816
Deutsche Pfandbriefbank AG(d)	3,886	46,792
Deutsche Post AG, Registered Shares	134,224	4,415,543
Deutsche Telekom AG, Registered Shares	229,862	3,982,279
Deutsche Wohnen SE	5,392	197,580
DWS Group GmbH & Co. KGaA(d)	4,172	145,641
Fresenius Medical Care AG & Co. KGaA	11,354	891,666
Fresenius SE & Co. KGaA	8,716	473,279
HeidelbergCement AG	32,957	2,667,059
Hella GmbH & Co. KGaA	1,166	57,453
HOCHTIEF AG	19,980	2,433,145
Jenoptik AG	18,896	611,048
LEG Immobilien AG	28,884	3,257,622
MTU Aero Engines AG	9,418	2,246,293
Nemetschek SE	22,177	1,336,007
Porsche Automobil Holding SE, Preference Shares	7,455	482,968
Puma SE	4,199	280,035
Rational AG	103	70,987
SAP SE	68,281	9,360,769
Siemens AG, Registered Shares	31,032	3,694,526
Siemens Healthineers AG(d)	4,948	208,499
Software AG	94,955	3,263,309
Symrise AG	13,752	1,324,183
TAG Immobilien AG	74,943	1,731,046
Telefonica Deutschland Holding AG	816,220	2,280,400
TLG Immobilien AG	1,104	32,325
TUI AG	86,852	852,767
Uniper SE	11,676	353,805
Volkswagen AG	724	124,185

		71,651,287

Hong Kong — 3.5%
AIA Group Ltd.	786,400	8,492,257
BOC Hong Kong Holdings Ltd.	887,500	3,494,219
Cafe de Coral Holdings Ltd.	36,000	107,105
Chow Tai Fook Jewellery Group Ltd.	150,200	163,403
CK Asset Holdings, Ltd.	33,000	258,525
CK Hutchison Holdings Ltd.	396,000	3,906,045
Hang Lung Properties Ltd.	384,000	913,541
Hang Seng Bank Ltd.	31,500	784,050
Henderson Land Development Co. Ltd.	200,420	1,104,981
HKT Trust & HKT Ltd.	416,000	660,343
Hong Kong Exchanges & Clearing Ltd.	1,000	35,340
Hongkong Land Holdings Ltd.	225,200	1,451,577
Hutchison Port Holdings Trust	681,000	156,553
Jardine Matheson Holdings Ltd.	10,200	643,345
Kerry Properties Ltd.	292,500	1,228,652

Security	Shares	Value

Hong Kong (continued)
MTR Corp Ltd.	91,000	$612,962
NWS Holdings Ltd.	107,000	220,074
Shangri-La Asia Ltd.	32,000	40,300
Sun Hung Kai Properties Ltd.	124,500	2,112,151
Swire Pacific Ltd., Class A	26,000	319,469
Swire Properties Ltd.	170,800	690,496
Techtronic Industries Co. Ltd.	138,000	1,057,195
WH Group Ltd.(d)	432,000	438,218
Wheelock & Co. Ltd.	88,005	631,929

		29,522,730

India — 0.0%
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $804,375)(a)(b)(e)	1,080	345,427

Ireland — 0.1%
James Hardie Industries PLC	20,921	275,408
Kingspan Group PLC	9,474	514,513
Smurfit Kappa Group PLC	9,911	300,328

		1,090,249

Israel — 0.2%
Bank Hapoalim BM	6,103	45,322
Bank Leumi Le-Israel BM	87,735	634,153
Delek Group Ltd.	231	39,736
Elbit Systems, Ltd.	1,170	174,566
Gazit-Globe Ltd.	52,664	435,700
Paz Oil Co. Ltd.	239	33,661

		1,363,138

Italy — 1.8%
A2A SpA	45,790	79,488
Amplifon SpA	8,998	210,831
Azimut Holding SpA	2,600	50,100
Ferrari NV	41,458	6,721,986
Hera SpA	205,725	786,903
Interpump Group SpA	18,314	563,532
Mediobanca Banca di Credito Finanziario SpA	331,598	3,419,373
Moncler SpA	79,259	3,397,148

		15,229,361

Japan — 21.6%
Advantest Corp.	44,000	1,211,359
AEON Financial Service Co. Ltd.	7,900	127,505
AGC, Inc.	58,100	2,012,693
Amada Holdings Co. Ltd.	37,100	419,350
Aoyama Trading Co. Ltd.	56,200	1,103,322
Aozora Bank Ltd.	29,000	697,295
Asahi Group Holdings Ltd.	20,000	900,374
Asics Corp.	5,800	62,989
Astellas Pharma, Inc.	402,200	5,731,658
Benesse Holdings, Inc.	34,000	793,471
Brother Industries Ltd.	27,300	517,100
Calbee, Inc.	10,200	275,481
Canon, Inc.	43,000	1,259,172
Capcom Co. Ltd.	5,300	106,691
Central Japan Railway Co.	400	80,203
Chubu Electric Power Co., Inc.	74,300	1,043,717
Chugai Pharmaceutical Co. Ltd.	36,000	2,357,741
Citizen Watch Co. Ltd.	251,200	1,292,585
COMSYS Holdings Corp.	2,900	73,693
Credit Saison Co. Ltd.	67,700	794,544
CyberAgent, Inc.	1,500	54,663
Dai-ichi Life Holdings, Inc.	425,400	6,436,195
Daito Trust Construction Co. Ltd.	9,600	1,224,298
Daiwa Securities Group, Inc.	213,600	937,799
Denso Corp.	28,200	1,189,084
Dentsu, Inc.	50,100	1,752,171
DIC Corp.	1,900	50,310
DMG Mori Co. Ltd.	24,300	391,461

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
East Japan Railway Co.	41,700	$3,904,946
Eisai Co. Ltd.	26,800	1,518,923
Electric Power Development Co. Ltd.	14,900	339,068
Fancl Corp.	7,200	178,095
Fast Retailing Co. Ltd.	4,500	2,723,844
Fuji Media Holdings, Inc.	45,900	641,119
FUJIFILM Holdings Corp.	35,700	1,812,482
Glory Ltd.	14,900	394,325
Hirose Electric Co. Ltd.	400	44,759
HIS Co. Ltd.	700	17,450
Hisamitsu Pharmaceutical Co., Inc.	9,100	360,640
Hitachi Capital Corp.	4,300	95,810
Honda Motor Co. Ltd.	103,300	2,671,213
Hoshizaki Corp.	7,000	521,999
IHI Corp.	1,400	33,845
Isetan Mitsukoshi Holdings Ltd.	26,000	211,057
Isuzu Motors Ltd.	2,100	23,984
ITOCHU Corp.	25,300	484,673
Japan Airlines Co. Ltd.	4,700	150,004
Japan Post Bank Co. Ltd.	6,700	68,083
Japan Post Holdings Co. Ltd.	73,000	826,726
Japan Post Insurance Co., Ltd.	38,200	708,689
Japan Tobacco, Inc.	137,500	3,031,006
JXTG Holdings, Inc.	1,219,800	6,079,363
Kajima Corp.	23,900	328,732
Kakaku.com, Inc.	30,900	597,620
Kansai Electric Power Co., Inc.	8,900	102,024
Kao Corp.	67,300	5,135,284
KDDI Corp.	172,600	4,392,098
Kewpie Corp.	3,500	77,368
Keyence Corp.	3,400	2,096,856
Kikkoman Corp.	5,000	218,032
Kinden Corp.	1,100	16,883
Kirin Holdings Co. Ltd.	263,200	5,683,149
Kokuyo Co. Ltd.	1,400	19,639
Komeri Co. Ltd.	900	18,438
Konami Holdings Corp.	17,900	841,994
Kyowa Hakko Kirin Co. Ltd.	17,300	312,153
Kyudenko Corp.	700	21,078
Lintec Corp.	29,800	622,140
LIXIL Group Corp.	60,600	961,299
Mabuchi Motor Co. Ltd.	2,400	82,339
Marubeni Corp.	224,400	1,489,513
Matsumotokiyoshi Holdings Co. Ltd.	1,000	29,373
MEIJI Holdings Co. Ltd.	2,000	143,002
Miraca Holdings, Inc.	12,100	275,709
Mitsubishi Chemical Holdings Corp.	262,300	1,836,444
Mitsubishi Gas Chemical Co., Inc.	100,700	1,346,902
Mitsubishi Motors Corp.	330,300	1,586,464
Mitsubishi Tanabe Pharma Corp.	6,000	66,772
Mitsubishi UFJ Financial Group, Inc.	2,109,200	10,046,066
Mitsubishi UFJ Lease & Finance Co. Ltd.	40,600	215,746
Mitsui & Co. Ltd.	303,300	4,950,735
Mitsui Chemicals, Inc.	1,600	39,751
Mixi, Inc.	21,100	423,736
Mizuho Financial Group, Inc.	705,100	1,025,305
MS&AD Insurance Group Holdings, Inc.	55,500	1,764,146
NGK Spark Plug Co. Ltd.	1,600	30,101
Nidec Corp.	100	13,734
Nikon Corp.	24,200	344,114
Nintendo Co. Ltd.	300	110,070
Nippon Electric Glass Co. Ltd.	6,100	155,039
Nippon Paint Holdings Co. Ltd.	1,000	38,931
Nippon Paper Industries Co. Ltd.	1,000	17,734
Nippon Shokubai Co. Ltd.	1,700	112,691
Nippon Telegraph & Telephone Corp.	60,900	2,837,313
Nissan Motor Co. Ltd.	392,800	2,813,418
Nisshinbo Holdings, Inc.	90,400	693,043
Nitori Holdings Co. Ltd.	200	26,540

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	64,200	$3,177,676
Noevir Holdings Co. Ltd.	2,100	115,253
NOK Corp.	12,900	193,795
NTN Corp.	232,000	691,545
NTT Data Corp.	11,900	158,890
NTT DOCOMO, Inc.	257,700	6,012,639
Obic Co. Ltd.	400	45,458
Oji Holdings Corp.	7,200	41,707
Ono Pharmaceutical Co. Ltd.	36,100	649,070
ORIX Corp.	195,700	2,924,716
Otsuka Corp.	17,700	713,789
Otsuka Holdings Co. Ltd.	72,100	2,355,993
Park24 Co. Ltd.	1,100	25,682
Penta-Ocean Construction Co., Ltd.	3,600	17,692
PeptiDream, Inc.(a)	5,300	272,218
Pola Orbis Holdings, Inc.	63,900	1,790,612
Recruit Holdings Co. Ltd.	18,800	629,460
Resona Holdings, Inc.	737,100	3,074,879
Ricoh Co. Ltd.	40,700	407,171
Ryohin Keikaku Co. Ltd.	3,500	634,147
Sanwa Holdings Corp.	7,000	75,450
Sapporo Holdings Ltd.	1,000	21,079
SCSK Corp.	3,900	192,246
Seino Holdings Co. Ltd.	1,400	18,698
Sekisui House Ltd.	7,500	123,575
Seven & i Holdings Co. Ltd.	37,800	1,280,717
Shimachu Co. Ltd.	5,500	128,146
Shimizu Corp.	2,000	16,652
Shin-Etsu Chemical Co. Ltd.	33,200	3,106,256
Shionogi & Co. Ltd.	25,600	1,479,241
Softbank Corp.	108,800	1,413,406
SoftBank Group Corp.	24,100	1,160,784
Sompo Holdings, Inc.	80,300	3,106,131
Stanley Electric Co. Ltd.	7,000	172,599
Sumitomo Chemical Co. Ltd.	273,900	1,275,373
Sumitomo Corp.	255,900	3,886,629
Sumitomo Mitsui Financial Group, Inc.	56,600	2,006,226
Sumitomo Mitsui Trust Holdings, Inc.	25,400	922,823
Sumitomo Realty & Development Co. Ltd.	1,200	42,930
Sumitomo Rubber Industries Ltd.	33,000	382,215
Sundrug Co. Ltd.	26,100	707,849
Suntory Beverage & Food Ltd.	6,700	291,329
T&D Holdings, Inc.	236,200	2,570,687
Taisei Corp.	8,700	316,911
Takashimaya Co. Ltd.	11,900	130,597
Takeda Pharmaceutical Co. Ltd.	121,500	4,322,099
TIS, Inc.	2,400	122,649
Tohoku Electric Power Co., Inc.	1,700	17,202
Tokai Tokyo Financial Holdings, Inc.	115,000	352,079
Tokio Marine Holdings, Inc.	45,800	2,298,032
Tokyo Broadcasting System Holdings, Inc.	11,600	198,473
Tokyo Electron Ltd.	14,600	2,052,108
Tokyo Tatemono Co. Ltd.	14,600	162,537
Tokyu Fudosan Holdings Corp.	213,900	1,183,769
Topcon Corp.	6,900	86,679
Toppan Printing Co. Ltd.	5,400	82,114
Toyobo Co. Ltd.	3,800	45,508
Toyota Boshoku Corp.	3,900	51,279
Toyota Motor Corp.	57,500	3,568,671
Trend Micro, Inc.	31,200	1,394,138
TS Tech Co. Ltd.	19,600	535,376
TV Asahi Holdings Corp.	1,200	19,392
Ube Industries Ltd.	97,500	2,028,476
Ulvac, Inc.	12,700	404,661
Welcia Holdings Co. Ltd.	900	36,719
Yahoo Japan Corp.	158,100	465,058
Yamaguchi Financial Group, Inc.	40,200	275,110
Yamaha Motor Co. Ltd.	14,200	253,099
Yamato Holdings Co. Ltd.	3,100	63,189

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zenkoku Hosho Co. Ltd.	1,100	$42,302
Zeon Corp.	134,100	1,496,167

		184,016,372

Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,318	28,844

Macau — 0.2%
Sands China Ltd.	388,400	1,855,413

Netherlands — 4.7%
Adyen NV(a)(d)	2,361	1,821,242
ASM International NV	8,757	568,352
ASML Holding NV	9	1,873
ASR Nederland NV	546	22,185
BE Semiconductor Industries NV(c)	42,624	1,093,743
Flow Traders(d)	11,176	326,347
Heineken Holding NV	4,957	519,222
ING Groep NV	419,151	4,855,338
Koninklijke DSM NV	43,158	5,325,026
Koninklijke Philips NV	72,086	3,134,007
NN Group NV	51,999	2,090,303
QIAGEN NV(a)	14,710	598,576
Randstad NV	29,387	1,612,841
Royal Dutch Shell PLC, A Shares	282,639	9,224,688
Royal Dutch Shell PLC, B Shares	167,241	5,479,954
Wolters Kluwer NV	41,627	3,028,419

		39,702,116

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	49,870	486,945
Mercury NZ Ltd.	27,000	84,412
Xero Ltd.(a)	1,504	63,494

		634,851

Norway — 0.5%
DNB ASA	202,808	3,779,053
Schibsted ASA, Class A	2,008	55,465
Storebrand ASA	37,508	276,060

		4,110,578

Portugal — 0.1%
Banco Comercial Portugues SA, Class R	2,289,399	707,880
EDP — Energias de Portugal SA	16,377	62,240

		770,120

Singapore — 1.0%
CapitaLand Mall Trust	772,000	1,501,361
DBS Group Holdings Ltd.	70,800	1,360,072
Mapletree Commercial Trust	544,700	841,677
Mapletree Industrial Trust	24,500	40,576
Oversea-Chinese Banking Corp. Ltd.	185,600	1,565,574
SATS, Ltd.	7,300	28,166
Singapore Exchange Ltd.	60,300	353,269
Singapore Technologies Engineering, Ltd.	39,400	120,674
Suntec Real Estate Investment Trust	466,600	669,385
United Overseas Bank Ltd.	104,800	2,026,008

		8,506,762

South Africa — 0.5%
Anglo American PLC	140,481	4,013,335

Spain — 2.0%
Acciona SA	15,332	1,645,468
Aena SME SA(d)	20,894	4,141,252
Almirall SA	2,915	53,878
Amadeus IT Group SA	1,060	84,000
Banco Bilbao Vizcaya Argentaria SA	828,231	4,619,609
Bankinter SA	22,651	156,134
Cia de Distribucion Integral Logista Holdings SA	6,253	141,593
Cie Automotive SA	589	17,047
Corp. Financiera Alba SA	3,377	177,023

Security	Shares	Value

Spain (continued)
Grifols SA	17,522	$518,537
Mediaset Espana Comunicacion SA	115,413	840,095
Melia Hotels International SA	38,093	364,118
Merlin Properties Socimi SA	22,037	305,466
Telefonica SA	501,622	4,124,990

		17,189,210

Sweden — 2.4%
AAK AB	4,226	80,142
Alfa Laval AB	7,831	171,127
Assa Abloy AB, Class B	27,480	620,023
Atlas Copco AB, A Shares	84,053	2,693,533
Epiroc AB, Class A	43,844	456,825
Evolution Gaming Group AB(d)	2,880	57,033
Fabege AB	109,672	1,651,346
Fastighets AB Balder, B Shares(a)	8,197	274,734
Industrivarden AB, C Shares	16,023	355,533
Investor AB, B Shares	7,406	356,147
Kinnevik AB	1,441	37,509
Sandvik AB	46,855	861,010
Skandinaviska Enskilda Banken AB, Class A	328,904	3,045,295
Svenska Handelsbanken AB, A Shares	19,164	189,124
Swedish Match AB	1,839	77,750
Telefonaktiebolaget LM Ericsson, B Shares	139,328	1,322,463
Volvo AB, B Shares	531,081	8,438,706

		20,688,300

Switzerland — 10.3%
Baloise Holding AG	2,331	412,836
Banque Cantonale Vaudoise, Registered Shares	232	180,656
Barry Callebaut AG, Registered Shares	1,056	2,119,441
Clariant AG, Registered Shares	5,499	111,877
Coca-Cola HBC AG	2,617	98,858
Flughafen Zurich AG, Registered Shares	11,684	2,200,521
Galenica AG(d)	33,270	1,671,792
Givaudan SA, Registered Shares	147	415,206
Landis+Gyr Group AG	5,281	421,262
Logitech International SA, Registered Shares	143,626	5,740,840
Nestle SA, Registered Shares	208,614	21,596,189
Novartis AG, Registered Shares	142,949	13,050,068
OC Oerlikon Corp. AG, Registered Shares	144,685	1,768,027
Pargesa Holding SA	7,125	549,519
PSP Swiss Property AG, Registered Shares	10,088	1,178,986
Roche Holding AG	63,382	17,822,249
Sika AG, Registered Shares	39,646	6,773,228
Sonova Holding AG, Registered Shares	5,971	1,358,991
STMicroelectronics NV	62,486	1,108,257
Straumann Holding AG, Registered Shares	1,772	1,565,879
Sulzer AG, Registered Shares	2	219
Sunrise Communications Group AG(d)	21,365	1,595,714
Swiss Life Holding AG, Registered Shares	1,388	688,151
Swiss Re AG	20,600	2,093,320
Temenos Group AG, Registered Shares	11,030	1,974,965
UBS Group AG, Registered Shares	6,852	81,438
Zurich Insurance Group AG	3,301	1,148,581

		87,727,070

United Kingdom — 14.4%
Ashmore Group PLC	48,133	311,392
Ashtead Group PLC	80,841	2,316,212
AstraZeneca PLC	30,383	2,483,870
Auto Trader Group PLC(d)	310,734	2,164,199
Aviva PLC	165,750	877,908
Barclays PLC	208,581	396,733
Barratt Developments PLC	84,105	612,034
BBA Aviation PLC	6,650	23,842
boohoo Group PLC(a)	90,582	243,419
Bovis Homes Group PLC	58,065	763,371
BP PLC	776,835	5,412,047
British American Tobacco PLC	161,238	5,629,796

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British Land Co. PLC	84,879	$580,917
Burberry Group PLC	6,067	143,802
Centrica PLC	681,255	759,442
Close Brothers Group PLC	30	538
Compass Group PLC	255,108	6,115,412
Diageo PLC	294,796	12,688,145
Dialog Semiconductor PLC(a)	46,895	1,887,026
Direct Line Insurance Group PLC	160,608	677,010
Electrocomponents PLC	80,579	647,354
Experian PLC	47,683	1,444,302
Fevertree Drinks PLC	1,398	41,151
GlaxoSmithKline PLC	489,915	9,820,304
Greggs PLC	26,537	773,464
Halma PLC	6,433	165,217
Hays PLC	140,901	281,507
HSBC Holdings PLC	1,337,482	11,163,018
IG Group Holdings PLC	155,070	1,149,623
Imperial Brands PLC	59,064	1,385,951
Inchcape PLC	25,560	200,306
InterContinental Hotels Group PLC	1,317	86,619
Intertek Group PLC	74,588	5,214,468
ITV PLC	130,888	179,507
JD Sports Fashion PLC	68,179	507,925
Jupiter Fund Management PLC	41,040	220,268
Land Securities Group PLC	8,482	89,848
Legal & General Group PLC	1,673,795	5,734,466
Lloyds Banking Group PLC	3,638,553	2,613,291
Man Group PLC	293,810	580,919
Moneysupermarket.com Group PLC	184,615	967,119
National Grid PLC	565,887	6,018,156
Pagegroup PLC	37,170	241,942
Pearson PLC	29,818	310,229
Pennon Group PLC	7,242	68,315
Persimmon PLC	15,045	382,219
Petrofac Ltd.	114,303	625,277
RELX PLC	10,155	246,305
Rentokil Initial PLC	240,103	1,212,209
Rightmove PLC	536,344	3,648,787
Rolls-Royce Holdings PLC	32,113	343,062
Royal Mail PLC	448,264	1,206,293
Schroders PLC	6,274	243,390
Severn Trent PLC	75,679	1,968,780
SSP Group PLC	30,507	265,886
Standard Life Aberdeen PLC	53,919	201,742
Tate & Lyle PLC	32,337	303,145
Taylor Wimpey PLC	55,247	110,862
Unilever NV CVA(a)	143,067	8,692,492
Unilever PLC	33,812	2,098,897
Victrex PLC	3,170	87,109
Vodafone Group PLC	2,490,116	4,081,472
WH Smith PLC	4,799	120,209

Security	Shares	Value

United Kingdom (continued)
William Hill PLC	210,870	$413,878
Wm Morrison Supermarkets PLC	680,200	1,741,090
WPP PLC	16,639	209,593

		122,195,081

United States — 0.6%
Carnival PLC	28,105	1,236,859
Ferguson PLC	21,221	1,510,727
FirstSun Capital Bancorp (Acquired 03/10/14, cost $1,691,203)(a)(b)(e)	37,254	1,192,128
Uber Technologies, Inc. (Acquired 05/10/19, cost $ 326,115)(a)(e)	21,022	939,515

		4,879,229

Total Common Stocks — 96.4% (Cost: $778,527,846)		820,109,858

Preferred Stocks — 0.3%

Germany — 0.2%
Bayerische Motoren Werke AG — Preference Shares	419	25,962
Sartorius AG	7,750	1,589,404

		1,615,366

United States — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $942,242)(a)(b)(e)	153,710	1,000,652

Total Preferred Stocks — 0.3% (Cost: $2,403,776)		2,616,018

Total Long-Term Investments — 96.7% (Cost: $780,931,622)		822,725,876

Short-Term Securities — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(f)(h)	9,262,124	9,262,124
SL Liquidity Series, LLC, Money Market Series, 2.55%(f)(g)(h)	3,258,051	3,259,028

Total Short-Term Securities — 1.5% (Cost: $12,520,407)		12,521,152

Total Investments — 98.2% (Cost: $793,452,029)		835,247,028

Other Assets Less Liabilities — 1.8%		15,311,871

Net Assets — 100.0%		$850,558,899

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,477,722, representing 0.4% of its net assets as of period end, and an original cost of $3,763,935.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund

(h)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	19,233,374	(9,971,250)	9,262,124	$9,262,124	$180,120		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,253,689	2,004,362	3,258,051	3,259,028	175,376	(b)	(256)	771

				$12,521,152	$355,496		$(256)	$771

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nikkei 225 Index	81	09/12/19	$8,003	$110,220
SPI 200 Index	19	09/19/19	2,187	24,624
Euro STOXX 50 Index	324	09/20/19	12,769	330,501
FTSE 100 Index	54	09/20/19	5,053	6,260

				$471,605

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$72,822,571	$1	$72,822,572
Austria	2,544,965	1,167,781	—	3,712,746
Belgium	—	6,108,023	—	6,108,023
Denmark	659,753	14,438,947	—	15,098,700
Finland	1,422,770	13,512,109	—	14,934,879
France	1,011,127	90,902,338	—	91,913,465
Germany	3,125,131	68,526,156	—	71,651,287
Hong Kong	660,343	28,862,387	—	29,522,730
India	—	—	345,427	345,427
Ireland	514,513	575,736	—	1,090,249
Israel	—	1,363,138	—	1,363,138
Italy	—	15,229,361	—	15,229,361
Japan	—	184,016,372	—	184,016,372

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Advantage International Fund

	Level 1	Level 2	Level 3	Total

Jordan	$—	$28,844	$—	$28,844
Macau	—	1,855,413	—	1,855,413
Netherlands	326,347	39,375,769	—	39,702,116
New Zealand	—	634,851	—	634,851
Norway	—	4,110,578	—	4,110,578
Portugal	—	770,120	—	770,120
Singapore	—	8,506,762	—	8,506,762
South Africa	—	4,013,335	—	4,013,335
Spain	177,023	17,012,187	—	17,189,210
Sweden	—	20,688,300	—	20,688,300
Switzerland	—	87,727,070	—	87,727,070
United Kingdom	1,688,486	120,506,595	—	122,195,081
United States	—	3,687,101	1,192,128	4,879,229
Preferred Stocks:
Germany	—	1,615,366	—	1,615,366
United States	—	—	1,000,652	1,000,652
Short-Term Securities	9,262,124	—	—	9,262,124

Subtotal	$21,392,582	$808,057,210	$2,538,208	$831,988,000

Investments Valued at Net Asset Value (“NAV”)(a)				3,259,028

Total Investments				$835,247,028

Derivative Financial Instruments(b)
Assets:
Equity contracts	$471,605	$—	$—	$471,605

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.